Annual Operating Expenses - FidelityFundamentalETFs-ComboPro - FidelityFundamentalETFs-ComboPro - Fidelity Fundamental Emerging Markets ETF - Fidelity Fundamental Emerging Markets ETF	Nov. 14, 2024
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.60%

[1]	A Based on estimated amounts for the current fiscal year.